UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brave Warrior Capital, Inc.
Address: 12 East 49th Street
         14th Floor
         New York, NY  10017

13F File Number:  28-01658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bryan R. Lawrence
Title:     Principal
Phone:     (212) 421-9760

Signature, Place, and Date of Signing:

     /s/ Bryan R. Lawrence     New York, NY/USA     November 15, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     18

Form13F Information Table Value Total:     $1,021,915 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APPROACH RESOURCES INC         COM              03834A103      136    12122 SH       SOLE                    12122        0        0
ARCH CAP GROUP LTD             ORD              G0450A105    56724   676892 SH       SOLE                   676892        0        0
BANK OF AMERICA CORPORATION    COM              060505104      190    14532 SH       SOLE                    14532        0        0
BROADRIDGE FINL SOLUTIONS IN   COM              11133T103    52816  2309396 SH       SOLE                  2309396        0        0
COMCAST CORP NEW               CL A             20030N101      281    15547 SH       SOLE                    15547        0        0
COMCAST CORP NEW               CL A SPL         20030N200   125585  7383019 SH       SOLE                  7383019        0        0
CROSSTEX ENERGY L P            COM              22765U102     6340   499612 SH       SOLE                   499612        0        0
DELL INC                       COM              24702R101    24030  1852707 SH       SOLE                  1852707        0        0
FISERV INC                     COM              337738108   112407  2088579 SH       SOLE                  2088579        0        0
GOOGLE INC                     CL A             38259P508   141623   269353 SH       SOLE                   269353        0        0
LABORATORY CORP AMER HLDGS     COM NEW          50540R409   109271  1393224 SH       SOLE                  1393224        0        0
LOCKHEED MARTIN CORP           COM              539830109   100212  1405894 SH       SOLE                  1405894        0        0
MASTERCARD INC                 CL A             57636Q104    76037   339452 SH       SOLE                   339452        0        0
NICHOLAS FINANCIAL INC         COM NEW          65373J209      268    29177 SH       SOLE                    29177        0        0
RYANAIR HLDGS PLC              SPONSORED ADR    783513104   118788  3855506 SH       SOLE                  3855506        0        0
STAR GAS PARTNERS L P          UNIT LTD PARTNR  85512C105      730   153970 SH       SOLE                   153970        0        0
TIDEWATER INC                  COM              886423102      879    19625 SH       SOLE                    19625        0        0
US BANCORP DEL                 COM NEW          902973304    95598  4421744 SH       SOLE                  4421744        0        0